Quarterly Holdings Report
for
Fidelity® Mid Cap Index Fund
January 31, 2023
MCX-NPRT3-0423
1.929302.111
Common Stocks - 99.8%
	Shares	Value ($)
COMMUNICATION SERVICES - 3.6%
Diversified Telecommunication Services - 0.1%
Frontier Communications Parent, Inc. (a)(b)	649,744	19,238,920
Lumen Technologies, Inc. (b)	2,725,550	14,309,138
		33,548,058
Entertainment - 1.7%
AMC Entertainment Holdings, Inc. Class A (a)(b)	1,371,073	7,335,241
Electronic Arts, Inc.	735,427	94,634,746
Liberty Media Corp. Liberty Formula One:
Class A (a)	63,763	4,060,428
Series C (a)	525,277	37,189,612
Live Nation Entertainment, Inc. (a)	413,737	33,301,691
Madison Square Garden Sports Corp.	50,288	9,144,370
Playtika Holding Corp. (a)	240,270	2,520,432
Roblox Corp. (a)(b)	1,187,099	44,171,954
Roku, Inc. Class A (a)	323,043	18,574,973
Spotify Technology SA (a)	371,432	41,867,815
Take-Two Interactive Software, Inc. (a)	433,371	49,070,598
Warner Bros Discovery, Inc. (a)	6,260,154	92,775,482
World Wrestling Entertainment, Inc. Class A (b)	114,186	9,662,419
		444,309,761
Interactive Media & Services - 0.4%
IAC, Inc. (a)	203,872	11,518,768
Match Group, Inc. (a)	739,466	40,019,900
Pinterest, Inc. Class A (a)	1,545,104	40,620,784
TripAdvisor, Inc. (a)(b)	270,921	6,312,459
Zoominfo Technologies, Inc. (a)	729,195	20,585,175
		119,057,086
Media - 1.4%
Altice U.S.A., Inc. Class A (a)	554,998	2,719,490
Cable One, Inc.	15,300	12,085,164
DISH Network Corp. Class A (a)	664,681	9,564,760
Fox Corp.:
Class A	787,203	26,717,670
Class B	379,134	12,018,548
Interpublic Group of Companies, Inc.	1,029,503	37,535,679
Liberty Broadband Corp.:
Class A (a)	46,254	4,145,283
Class C (a)	316,299	28,397,324
Liberty Media Corp. Liberty SiriusXM:
Series A (a)	201,170	8,171,525
Series C (a)	408,481	16,461,784
News Corp.:
Class A	1,002,735	20,315,411
Class B	318,840	6,517,090
Nexstar Broadcasting Group, Inc. Class A	96,150	19,688,636
Omnicom Group, Inc.	539,847	46,421,444
Paramount Global:
Class A (b)	48,296	1,287,088
Class B (b)	1,502,223	34,791,485
Sirius XM Holdings, Inc. (b)	1,861,696	10,779,220
The New York Times Co. Class A	430,823	15,009,873
The Trade Desk, Inc. (a)	1,164,456	59,037,919
		371,665,393
TOTAL COMMUNICATION SERVICES		968,580,298
CONSUMER DISCRETIONARY - 12.2%
Auto Components - 0.6%
Aptiv PLC (a)	717,413	81,132,236
BorgWarner, Inc.	619,147	29,273,270
Gentex Corp.	623,295	18,393,435
Lear Corp.	156,085	22,754,071
QuantumScape Corp. Class A (a)(b)	683,873	5,819,759
		157,372,771
Automobiles - 0.3%
Harley-Davidson, Inc.	356,873	16,426,864
Lucid Group, Inc. Class A (a)(b)	1,410,391	16,487,471
Rivian Automotive, Inc. (a)	1,378,776	26,748,254
Thor Industries, Inc. (b)	136,948	13,055,253
		72,717,842
Distributors - 0.5%
Genuine Parts Co.	368,396	61,824,217
LKQ Corp.	663,229	39,103,982
Pool Corp.	100,939	38,923,088
		139,851,287
Diversified Consumer Services - 0.3%
ADT, Inc.	554,440	4,873,528
Bright Horizons Family Solutions, Inc. (a)	152,554	11,713,096
Grand Canyon Education, Inc. (a)	81,310	9,477,494
H&R Block, Inc.	412,077	16,062,761
Mister Car Wash, Inc. (a)(b)	209,226	2,148,751
Service Corp. International	396,803	29,422,942
		73,698,572
Hotels, Restaurants & Leisure - 3.3%
ARAMARK Holdings Corp.	615,002	27,386,039
Boyd Gaming Corp.	202,545	12,620,579
Caesars Entertainment, Inc. (a)	544,299	28,336,206
Carnival Corp. (a)(b)	2,588,252	28,004,887
Chipotle Mexican Grill, Inc. (a)	73,839	121,567,053
Choice Hotels International, Inc.	85,325	10,485,589
Churchill Downs, Inc.	94,638	23,479,688
Darden Restaurants, Inc.	324,815	48,062,876
Domino's Pizza, Inc.	93,590	33,037,270
Draftkings Holdings, Inc. (a)(b)	938,874	14,073,721
Expedia, Inc. (a)	401,217	45,859,103
Hilton Worldwide Holdings, Inc.	706,948	102,571,085
Hyatt Hotels Corp. Class A (a)	125,584	13,703,726
Las Vegas Sands Corp. (a)	877,646	51,781,114
Marriott Vacations Worldwide Corp.	99,195	15,875,168
MGM Resorts International	851,027	35,241,028
Norwegian Cruise Line Holdings Ltd. (a)(b)	1,109,507	16,875,601
Penn Entertainment, Inc. (a)	409,799	14,527,375
Planet Fitness, Inc. (a)	221,406	18,742,018
Royal Caribbean Cruises Ltd. (a)(b)	584,416	37,951,975
Six Flags Entertainment Corp. (a)	197,186	5,294,444
Travel+Leisure Co.	211,561	8,963,840
Vail Resorts, Inc.	106,711	27,994,564
Wendy's Co.	452,402	10,088,565
Wyndham Hotels & Resorts, Inc.	230,272	17,848,383
Wynn Resorts Ltd. (a)	276,504	28,656,875
Yum! Brands, Inc.	748,336	97,665,331
		896,694,103
Household Durables - 1.4%
D.R. Horton, Inc.	837,259	82,629,091
Garmin Ltd.	409,047	40,446,567
Leggett & Platt, Inc.	352,974	12,904,729
Lennar Corp.:
Class A	664,958	68,091,699
Class B	39,818	3,438,682
Mohawk Industries, Inc. (a)	139,527	16,751,612
Newell Brands, Inc.	1,001,498	15,983,908
NVR, Inc. (a)	7,753	40,858,310
PulteGroup, Inc.	601,365	34,211,655
Tempur Sealy International, Inc.	445,785	18,165,739
Toll Brothers, Inc.	281,665	16,756,251
TopBuild Corp. (a)	84,607	16,926,476
Whirlpool Corp.	141,484	22,013,496
		389,178,215
Internet & Direct Marketing Retail - 0.7%
Doordash, Inc. (a)	663,088	38,406,057
eBay, Inc.	1,440,850	71,322,075
Etsy, Inc. (a)	331,720	45,638,038
Lyft, Inc. (a)	842,757	13,694,801
Wayfair LLC Class A (a)(b)	209,214	12,657,447
		181,718,418
Leisure Products - 0.3%
Brunswick Corp.	191,658	16,162,519
Hasbro, Inc.	348,560	20,624,295
Mattel, Inc. (a)	932,546	19,079,891
Peloton Interactive, Inc. Class A (a)(b)	817,592	10,571,465
Polaris, Inc.	146,009	16,767,674
YETI Holdings, Inc. (a)(b)	228,797	10,240,954
		93,446,798
Multiline Retail - 0.5%
Dollar Tree, Inc. (a)	563,850	84,678,993
Kohl's Corp.	307,913	9,967,144
Macy's, Inc.	714,912	16,893,371
Nordstrom, Inc. (b)	296,790	5,799,277
Ollie's Bargain Outlet Holdings, Inc. (a)	165,545	9,065,244
		126,404,029
Specialty Retail - 3.2%
Advance Auto Parts, Inc.	159,427	24,277,544
AutoNation, Inc. (a)	89,429	11,332,443
AutoZone, Inc. (a)	50,302	122,679,033
Bath & Body Works, Inc.	606,996	27,927,886
Best Buy Co., Inc.	533,334	47,317,392
Burlington Stores, Inc. (a)	174,683	40,147,394
CarMax, Inc. (a)(b)	418,881	29,510,166
Carvana Co. Class A (a)(b)	276,705	2,814,090
Dick's Sporting Goods, Inc. (b)	141,032	18,441,344
Five Below, Inc. (a)	144,788	28,542,058
Floor & Decor Holdings, Inc. Class A (a)(b)	273,827	24,855,277
GameStop Corp. Class A (b)	712,184	15,575,464
Gap, Inc. (b)	516,033	7,002,568
Leslie's, Inc. (a)(b)	420,203	6,508,944
Lithia Motors, Inc. Class A (sub. vtg.) (b)	71,927	18,931,186
O'Reilly Automotive, Inc. (a)	164,561	130,389,908
Penske Automotive Group, Inc.	68,418	8,745,189
Petco Health & Wellness Co., Inc. (a)(b)	213,465	2,495,406
RH (a)(b)	50,427	15,732,720
Ross Stores, Inc.	904,766	106,934,294
Tractor Supply Co.	293,017	66,804,946
Ulta Beauty, Inc. (a)	133,736	68,734,955
Victoria's Secret & Co. (a)	215,190	9,070,259
Williams-Sonoma, Inc. (b)	175,775	23,719,079
		858,489,545
Textiles, Apparel & Luxury Goods - 1.1%
Capri Holdings Ltd. (a)	333,127	22,149,614
Carter's, Inc. (b)	98,949	8,249,378
Columbia Sportswear Co.	95,537	9,161,998
Deckers Outdoor Corp. (a)	69,862	29,864,608
Hanesbrands, Inc. (b)	924,554	7,803,236
lululemon athletica, Inc. (a)	296,394	90,957,391
PVH Corp.	172,097	15,471,520
Ralph Lauren Corp.	107,545	13,319,448
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	354,895	17,088,194
Tapestry, Inc.	642,372	29,272,892
Under Armour, Inc.:
Class A (sub. vtg.) (a)	497,733	6,166,912
Class C (non-vtg.) (a)	526,046	5,733,901
VF Corp.	927,518	28,697,407
		283,936,499
TOTAL CONSUMER DISCRETIONARY		3,273,508,079
CONSUMER STAPLES - 3.5%
Beverages - 0.3%
Boston Beer Co., Inc. Class A (a)	25,050	9,734,681
Brown-Forman Corp.:
Class A	120,899	8,039,784
Class B (non-vtg.)	486,739	32,407,083
Molson Coors Beverage Co. Class B	464,389	24,417,574
		74,599,122
Food & Staples Retailing - 0.7%
Albertsons Companies, Inc.	446,470	9,465,164
BJ's Wholesale Club Holdings, Inc. (a)	355,475	25,761,273
Casey's General Stores, Inc.	98,331	23,197,266
Grocery Outlet Holding Corp. (a)	234,012	7,111,625
Kroger Co.	1,740,134	77,662,180
Performance Food Group Co. (a)	403,437	24,738,757
U.S. Foods Holding Corp. (a)	535,371	20,413,696
		188,349,961
Food Products - 2.0%
Bunge Ltd.	367,013	36,370,988
Campbell Soup Co.	514,311	26,708,170
Conagra Brands, Inc.	1,248,990	46,449,938
Darling Ingredients, Inc. (a)	424,473	28,138,315
Flowers Foods, Inc.	497,208	13,767,690
Freshpet, Inc. (a)(b)	120,581	7,636,395
Hormel Foods Corp.	760,680	34,466,411
Ingredion, Inc.	173,874	17,874,247
Kellogg Co.	676,512	46,395,193
Lamb Weston Holdings, Inc.	382,396	38,197,536
McCormick & Co., Inc. (non-vtg.)	665,170	49,967,570
Pilgrim's Pride Corp. (a)	123,478	2,998,046
Post Holdings, Inc. (a)	145,102	13,777,435
Seaboard Corp.	673	2,638,497
The Hershey Co.	387,341	86,996,789
The J.M. Smucker Co.	273,502	41,791,106
Tyson Foods, Inc. Class A	755,898	49,700,294
		543,874,620
Household Products - 0.4%
Church & Dwight Co., Inc.	644,304	52,098,421
Reynolds Consumer Products, Inc.	144,058	4,288,607
Spectrum Brands Holdings, Inc.	105,707	7,175,391
The Clorox Co.	326,979	47,310,592
		110,873,011
Personal Products - 0.1%
Coty, Inc. Class A (a)	932,192	9,284,632
Olaplex Holdings, Inc. (a)(b)	329,697	2,080,388
		11,365,020
TOTAL CONSUMER STAPLES		929,061,734
ENERGY - 4.9%
Energy Equipment & Services - 0.7%
Baker Hughes Co. Class A	2,499,161	79,323,370
Halliburton Co.	2,384,298	98,280,764
NOV, Inc.	1,038,336	25,376,932
		202,981,066
Oil, Gas & Consumable Fuels - 4.2%
Antero Midstream GP LP	891,971	9,722,484
Antero Resources Corp. (a)(b)	752,350	21,697,774
APA Corp.	849,987	37,679,924
Cheniere Energy, Inc.	660,539	100,923,754
Chesapeake Energy Corp.	321,292	27,862,442
Coterra Energy, Inc.	2,082,395	52,122,347
Devon Energy Corp.	1,726,115	109,159,513
Diamondback Energy, Inc.	465,947	68,084,176
DT Midstream, Inc.	257,088	14,052,430
Enviva, Inc. (b)	81,194	3,692,703
EQT Corp.	977,755	31,943,256
Hess Corp.	747,262	112,208,862
HF Sinclair Corp.	357,870	20,362,803
Marathon Oil Corp.	1,679,734	46,142,293
New Fortress Energy, Inc.	146,164	5,669,702
ONEOK, Inc.	1,179,605	80,779,350
Ovintiv, Inc.	660,370	32,510,015
PDC Energy, Inc.	232,968	15,778,923
Phillips 66 Co.	1,254,628	125,801,550
Range Resources Corp.	624,731	15,630,770
Southwestern Energy Co. (a)	2,919,096	16,113,410
Targa Resources Corp.	599,491	44,973,815
Texas Pacific Land Corp. (b)	15,189	30,314,966
The Williams Companies, Inc.	3,232,505	104,215,961
Vitesse Energy, Inc. (a)(b)	62,524	997,883
		1,128,441,106
TOTAL ENERGY		1,331,422,172
FINANCIALS - 14.0%
Banks - 3.2%
Bank of Hawaii Corp. (b)	104,905	8,024,183
Bank OZK	296,620	13,546,635
BOK Financial Corp.	76,993	7,737,797
Citizens Financial Group, Inc.	1,295,564	56,123,832
Comerica, Inc.	346,552	25,405,727
Commerce Bancshares, Inc.	301,598	20,074,363
Cullen/Frost Bankers, Inc.	154,735	20,158,876
East West Bancorp, Inc.	375,176	29,458,820
Fifth Third Bancorp	1,807,913	65,609,163
First Citizens Bancshares, Inc.	29,136	22,658,484
First Hawaiian, Inc.	338,838	9,297,715
First Horizon National Corp.	1,403,889	34,718,175
First Republic Bank	482,477	67,971,360
FNB Corp., Pennsylvania	925,718	13,209,996
Huntington Bancshares, Inc.	3,807,948	57,766,571
KeyCorp	2,465,416	47,311,333
M&T Bank Corp.	456,190	71,165,640
PacWest Bancorp	308,291	8,527,329
Pinnacle Financial Partners, Inc.	198,813	15,652,547
Popular, Inc.	188,962	12,970,352
Prosperity Bancshares, Inc.	232,272	17,620,154
Regions Financial Corp.	2,480,111	58,381,813
Signature Bank	164,375	21,196,156
SVB Financial Group (a)	155,734	47,100,191
Synovus Financial Corp.	381,926	16,021,796
Umpqua Holdings Corp.	573,155	10,431,421
Webster Financial Corp.	458,472	24,138,551
Western Alliance Bancorp.	280,485	21,140,154
Wintrust Financial Corp.	158,935	14,537,784
Zions Bancorp NA	390,559	20,762,116
		858,719,034
Capital Markets - 4.4%
Affiliated Managers Group, Inc.	99,165	17,129,762
Ameriprise Financial, Inc.	282,082	98,762,550
Ares Management Corp.	406,898	33,768,465
Bank of New York Mellon Corp.	1,949,367	98,579,489
Blue Owl Capital, Inc. Class A (b)	1,102,815	13,873,413
Carlyle Group LP	549,242	19,756,235
Cboe Global Markets, Inc.	280,888	34,515,517
Coinbase Global, Inc. (a)(b)	423,643	24,774,643
Evercore, Inc. Class A	96,717	12,554,834
FactSet Research Systems, Inc.	100,697	42,588,789
Franklin Resources, Inc.	757,014	23,618,837
Interactive Brokers Group, Inc.	246,336	19,692,100
Invesco Ltd.	990,613	18,336,247
Janus Henderson Group PLC	360,798	9,351,884
Jefferies Financial Group, Inc.	531,425	20,874,374
KKR & Co. LP	1,517,737	84,704,902
Lazard Ltd. Class A	219,597	8,801,448
LPL Financial	211,213	50,082,827
MarketAxess Holdings, Inc.	98,541	35,854,143
Morningstar, Inc.	65,964	16,021,336
MSCI, Inc.	206,177	109,595,446
NASDAQ, Inc.	912,320	54,912,541
Northern Trust Corp.	545,394	52,886,856
Raymond James Financial, Inc.	516,526	58,248,637
Robinhood Markets, Inc. (a)(b)	1,490,944	15,520,727
SEI Investments Co.	272,802	17,031,029
State Street Corp.	973,567	88,915,874
Stifel Financial Corp.	274,063	18,474,587
T. Rowe Price Group, Inc.	583,846	68,000,544
Tradeweb Markets, Inc. Class A	285,679	21,294,513
Virtu Financial, Inc. Class A	250,273	4,832,772
		1,193,355,321
Consumer Finance - 0.8%
Ally Financial, Inc.	791,627	25,719,961
Credit Acceptance Corp. (a)(b)	17,792	8,231,291
Discover Financial Services	724,089	84,522,909
OneMain Holdings, Inc.	304,494	13,135,871
SLM Corp.	663,415	11,656,202
SoFi Technologies, Inc. (a)(b)	2,137,281	14,811,357
Synchrony Financial	1,191,275	43,755,531
Upstart Holdings, Inc. (a)(b)	187,076	3,494,580
		205,327,702
Diversified Financial Services - 0.5%
Apollo Global Management, Inc.	1,283,219	90,826,241
Corebridge Financial, Inc.	212,692	4,628,178
Equitable Holdings, Inc.	977,881	31,360,644
Voya Financial, Inc. (b)	258,198	18,014,474
		144,829,537
Insurance - 4.7%
AFLAC, Inc.	1,636,348	120,271,578
Allstate Corp.	701,464	90,117,080
American Financial Group, Inc.	178,503	25,452,743
Arch Capital Group Ltd. (a)	939,783	60,475,036
Arthur J. Gallagher & Co.	552,129	108,062,688
Assurant, Inc.	141,154	18,715,609
Assured Guaranty Ltd.	152,786	9,564,404
Axis Capital Holdings Ltd.	206,406	12,914,823
Brighthouse Financial, Inc. (a)	182,030	10,242,828
Brown & Brown, Inc.	627,215	36,729,710
Cincinnati Financial Corp.	406,758	46,024,668
CNA Financial Corp.	72,349	3,151,522
Erie Indemnity Co. Class A	66,509	16,251,474
Everest Re Group Ltd.	103,244	36,103,394
F&G Annuities & Life, Inc.	47,667	1,022,934
Fidelity National Financial, Inc.	689,128	30,342,306
First American Financial Corp.	267,625	16,557,959
Globe Life, Inc.	237,243	28,670,817
Hanover Insurance Group, Inc.	93,896	12,636,524
Hartford Financial Services Group, Inc.	842,478	65,384,718
Kemper Corp.	168,494	9,895,653
Lincoln National Corp.	450,125	15,947,929
Loews Corp.	521,207	32,043,806
Markel Corp. (a)	35,445	49,941,296
Old Republic International Corp.	740,672	19,546,334
Primerica, Inc.	97,260	15,731,805
Principal Financial Group, Inc.	642,501	59,463,468
Prudential Financial, Inc.	977,272	102,554,924
Reinsurance Group of America, Inc.	177,264	26,903,357
RenaissanceRe Holdings Ltd.	114,211	22,349,951
Ryan Specialty Group Holdings, Inc. (a)(b)	218,174	9,298,576
Unum Group	525,658	22,093,406
W.R. Berkley Corp.	546,205	38,310,819
White Mountains Insurance Group Ltd.	6,628	10,127,319
Willis Towers Watson PLC	285,650	72,609,374
		1,255,510,832
Mortgage Real Estate Investment Trusts - 0.3%
AGNC Investment Corp.	1,513,522	17,556,855
Annaly Capital Management, Inc.	1,240,008	29,102,988
Rithm Capital Corp.	1,148,466	10,807,065
Starwood Property Trust, Inc.	774,833	16,186,261
		73,653,169
Thrifts & Mortgage Finance - 0.1%
MGIC Investment Corp.	783,493	11,062,921
New York Community Bancorp, Inc.	1,775,695	17,739,193
Rocket Companies, Inc. (b)	300,950	2,831,940
TFS Financial Corp. (b)	132,826	1,892,771
UWM Holdings Corp. Class A (b)	245,372	1,123,804
		34,650,629
TOTAL FINANCIALS		3,766,046,224
HEALTH CARE - 10.7%
Biotechnology - 2.2%
Alnylam Pharmaceuticals, Inc. (a)	326,158	73,842,171
Biogen, Inc. (a)	380,405	110,659,815
BioMarin Pharmaceutical, Inc. (a)	489,636	56,479,513
Exact Sciences Corp. (a)(b)	463,786	31,314,831
Exelixis, Inc. (a)	838,244	14,769,859
Horizon Therapeutics PLC (a)	587,366	64,445,798
Incyte Corp. (a)	484,201	41,224,873
Ionis Pharmaceuticals, Inc. (a)	374,681	14,938,531
Mirati Therapeutics, Inc. (a)	118,385	6,322,943
Natera, Inc. (a)	259,104	11,123,335
Neurocrine Biosciences, Inc. (a)	251,430	27,891,130
Novavax, Inc. (a)(b)	207,035	2,258,752
Repligen Corp. (a)	146,716	27,186,475
Sarepta Therapeutics, Inc. (a)(b)	223,241	27,898,428
Seagen, Inc. (a)(b)	360,720	50,313,226
Ultragenyx Pharmaceutical, Inc. (a)	177,143	8,029,892
United Therapeutics Corp. (a)	118,332	31,141,432
		599,841,004
Health Care Equipment & Supplies - 3.1%
Align Technology, Inc. (a)	208,192	56,155,628
Dentsply Sirona, Inc.	568,455	20,936,198
DexCom, Inc. (a)	1,022,830	109,534,865
Enovis Corp. (a)	134,302	8,454,311
Envista Holdings Corp. (a)	431,756	16,834,166
Globus Medical, Inc. (a)	202,598	15,296,149
Hologic, Inc. (a)	652,687	53,109,141
ICU Medical, Inc. (a)(b)	53,500	10,337,805
IDEXX Laboratories, Inc. (a)	218,122	104,807,621
Insulet Corp. (a)	182,653	52,479,860
Integra LifeSciences Holdings Corp. (a)	192,118	11,008,361
Masimo Corp. (a)	125,856	21,405,588
Novocure Ltd. (a)(b)	274,093	24,991,800
Penumbra, Inc. (a)	94,606	23,690,288
QuidelOrtho Corp. (a)	129,325	11,071,513
ResMed, Inc.	383,404	87,557,971
STERIS PLC	264,790	54,681,783
Tandem Diabetes Care, Inc. (a)	169,267	6,895,938
Teleflex, Inc.	124,484	30,301,895
The Cooper Companies, Inc.	128,903	44,978,124
Zimmer Biomet Holdings, Inc.	556,714	70,891,961
		835,420,966
Health Care Providers & Services - 1.7%
Acadia Healthcare Co., Inc. (a)	236,233	19,848,297
agilon health, Inc. (a)(b)	501,554	10,913,815
Amedisys, Inc. (a)	84,822	8,198,895
AmerisourceBergen Corp.	411,806	69,578,742
Cardinal Health, Inc.	695,298	53,711,771
Chemed Corp.	38,750	19,574,175
DaVita HealthCare Partners, Inc. (a)	147,554	12,156,974
Encompass Health Corp.	259,789	16,223,823
Enhabit Home Health & Hospice (a)	129,891	1,995,126
Guardant Health, Inc. (a)	258,527	8,125,504
Henry Schein, Inc. (a)	358,681	30,900,368
Laboratory Corp. of America Holdings	234,968	59,240,132
Molina Healthcare, Inc. (a)	151,980	47,391,923
Oak Street Health, Inc. (a)(b)	309,028	8,980,354
Premier, Inc.	312,303	10,418,428
Quest Diagnostics, Inc.	301,168	44,717,425
Signify Health, Inc. (a)	214,743	6,111,586
Tenet Healthcare Corp. (a)	281,984	15,466,822
Universal Health Services, Inc. Class B	164,598	24,395,070
		467,949,230
Health Care Technology - 0.4%
Certara, Inc. (a)	308,319	5,981,389
Definitive Healthcare Corp. (a)(b)	90,876	1,125,045
Doximity, Inc. (a)(b)	296,528	10,458,543
Teladoc Health, Inc. (a)(b)	426,012	12,524,753
Veeva Systems, Inc. Class A (a)	369,759	63,062,397
		93,152,127
Life Sciences Tools & Services - 2.6%
10X Genomics, Inc. (a)	244,130	11,432,608
Agilent Technologies, Inc.	785,033	119,387,819
Avantor, Inc. (a)	1,618,033	38,670,989
Azenta, Inc. (a)	196,465	10,982,394
Bio-Rad Laboratories, Inc. Class A (a)	56,720	26,514,331
Bio-Techne Corp.	412,774	32,881,577
Bruker Corp.	284,427	19,944,021
Charles River Laboratories International, Inc. (a)	133,771	32,539,796
IQVIA Holdings, Inc. (a)	492,327	112,944,737
Maravai LifeSciences Holdings, Inc. (a)	291,305	4,270,531
Mettler-Toledo International, Inc. (a)	58,360	89,461,211
PerkinElmer, Inc.	334,668	46,026,890
QIAGEN NV (a)	601,789	29,487,661
Sotera Health Co. (a)	262,180	4,519,983
Syneos Health, Inc. (a)	271,830	9,764,134
Waters Corp. (a)	156,721	51,495,386
West Pharmaceutical Services, Inc.	196,486	52,186,682
		692,510,750
Pharmaceuticals - 0.7%
Catalent, Inc. (a)	474,751	25,422,916
Elanco Animal Health, Inc. (a)	1,181,295	16,219,180
Jazz Pharmaceuticals PLC (a)	163,322	25,586,025
Organon & Co.	674,146	20,312,019
Perrigo Co. PLC	356,265	13,331,436
Royalty Pharma PLC	986,821	38,673,515
Viatris, Inc.	3,215,031	39,094,777
		178,639,868
TOTAL HEALTH CARE		2,867,513,945
INDUSTRIALS - 15.7%
Aerospace & Defense - 1.4%
Axon Enterprise, Inc. (a)	179,208	35,024,412
BWX Technologies, Inc.	242,202	14,740,414
Curtiss-Wright Corp.	101,580	16,841,964
HEICO Corp.	119,303	20,394,848
HEICO Corp. Class A	209,395	27,991,924
Hexcel Corp.	222,294	15,689,511
Howmet Aerospace, Inc.	984,631	40,064,635
Huntington Ingalls Industries, Inc.	104,411	23,026,802
Mercury Systems, Inc. (a)	130,499	6,522,993
Spirit AeroSystems Holdings, Inc. Class A	276,830	10,007,405
Textron, Inc.	553,255	40,304,627
TransDigm Group, Inc.	136,278	97,813,535
Woodward, Inc.	156,138	15,966,672
		364,389,742
Air Freight & Logistics - 0.3%
C.H. Robinson Worldwide, Inc.	307,911	30,843,445
Expeditors International of Washington, Inc.	420,904	45,520,768
GXO Logistics, Inc. (a)	280,216	14,663,703
		91,027,916
Airlines - 0.8%
Alaska Air Group, Inc. (a)	328,181	16,848,813
American Airlines Group, Inc. (a)	1,713,518	27,656,181
Copa Holdings SA Class A (a)(b)	76,102	7,007,472
Delta Air Lines, Inc. (a)	1,698,566	66,413,931
JetBlue Airways Corp. (a)	850,860	6,806,880
Southwest Airlines Co.	1,571,417	56,209,586
United Airlines Holdings, Inc. (a)	865,426	42,371,257
		223,314,120
Building Products - 1.8%
A.O. Smith Corp.	331,892	22,469,088
Advanced Drain Systems, Inc.	169,961	17,138,867
Allegion PLC	232,480	27,328,024
Armstrong World Industries, Inc.	120,164	9,301,895
Builders FirstSource, Inc. (a)	385,812	30,749,216
Carlisle Companies, Inc.	136,430	34,224,830
Carrier Global Corp.	2,217,960	100,983,719
Fortune Brands Home & Security, Inc.	342,482	22,093,514
Hayward Holdings, Inc. (a)(b)	178,645	2,409,921
Lennox International, Inc.	84,753	22,088,327
Masco Corp.	597,734	31,799,449
MasterBrand, Inc. (a)	342,483	3,150,844
Owens Corning	247,466	23,917,589
The AZEK Co., Inc. (a)(b)	295,090	7,120,522
Trane Technologies PLC	609,793	109,226,122
Trex Co., Inc. (a)	292,241	15,406,946
		479,408,873
Commercial Services & Supplies - 1.3%
Cintas Corp.	229,736	101,943,053
Clean Harbors, Inc. (a)	135,223	17,619,557
Copart, Inc. (a)	1,131,082	75,341,372
Driven Brands Holdings, Inc. (a)	164,990	4,816,058
IAA, Inc. (a)	355,060	14,816,654
MSA Safety, Inc.	97,930	13,356,673
Republic Services, Inc.	547,263	68,309,368
Rollins, Inc.	614,666	22,373,842
Stericycle, Inc. (a)	243,143	13,083,525
Tetra Tech, Inc.	139,495	21,694,262
		353,354,364
Construction & Engineering - 0.6%
AECOM	349,352	30,487,949
MasTec, Inc. (a)	161,708	15,884,577
MDU Resources Group, Inc.	535,856	16,563,309
Quanta Services, Inc.	377,553	57,459,791
Valmont Industries, Inc.	55,734	18,377,172
Willscot Mobile Mini Holdings (a)	539,567	26,147,417
		164,920,215
Electrical Equipment - 1.4%
Acuity Brands, Inc.	85,038	16,031,364
AMETEK, Inc.	611,449	88,611,189
ChargePoint Holdings, Inc. Class A (a)(b)	671,427	8,151,124
Generac Holdings, Inc. (a)	165,274	19,932,044
Hubbell, Inc. Class B	142,061	32,519,184
nVent Electric PLC	438,232	17,419,722
Plug Power, Inc. (a)(b)	1,377,940	23,452,539
Regal Rexnord Corp.	175,517	24,431,966
Rockwell Automation, Inc.	304,809	85,965,282
Sensata Technologies, Inc. PLC	401,132	20,397,562
Sunrun, Inc. (a)	552,530	14,520,488
Vertiv Holdings Co.	805,313	11,451,551
		362,884,015
Machinery - 4.1%
AGCO Corp.	164,662	22,744,762
Allison Transmission Holdings, Inc.	244,352	11,015,388
Crane Holdings Co.	124,785	14,463,829
Cummins, Inc.	374,016	93,331,953
Donaldson Co., Inc.	327,213	20,401,731
Dover Corp.	371,674	56,431,263
ESAB Corp.	134,465	7,773,422
Flowserve Corp.	345,415	11,889,184
Fortive Corp.	939,592	63,920,444
Gates Industrial Corp. PLC (a)	286,247	3,781,323
Graco, Inc.	445,271	30,420,915
IDEX Corp.	201,562	48,310,380
Ingersoll Rand, Inc.	1,077,886	60,361,616
ITT, Inc.	221,462	20,283,705
Lincoln Electric Holdings, Inc.	148,622	24,800,553
Middleby Corp. (a)	141,848	22,050,272
Nordson Corp.	151,741	36,918,585
Oshkosh Corp.	174,193	17,555,171
Otis Worldwide Corp.	1,106,400	90,979,272
PACCAR, Inc.	905,404	98,969,711
Parker Hannifin Corp.	339,640	110,722,640
Pentair PLC	436,506	24,173,702
Snap-On, Inc.	139,500	34,697,835
Stanley Black & Decker, Inc.	391,787	34,990,497
Timken Co.	162,235	13,360,052
Toro Co.	276,842	30,873,420
Westinghouse Air Brake Tech Co.	480,307	49,860,670
Xylem, Inc.	475,280	49,433,873
		1,104,516,168
Marine - 0.0%
Kirby Corp. (a)	158,354	11,208,296
Professional Services - 1.9%
Booz Allen Hamilton Holding Corp. Class A	348,280	32,961,219
CACI International, Inc. Class A (a)	61,458	18,934,595
Clarivate Analytics PLC (a)	1,252,287	13,925,431
CoStar Group, Inc. (a)	1,070,290	83,375,591
Dun & Bradstreet Holdings, Inc.	666,968	9,771,081
Equifax, Inc.	322,521	71,664,166
FTI Consulting, Inc. (a)(b)	89,403	14,261,567
Jacobs Solutions, Inc.	339,119	41,898,152
KBR, Inc.	361,521	18,520,721
Leidos Holdings, Inc.	361,401	35,720,875
Manpower, Inc.	133,298	11,618,254
Robert Half International, Inc.	280,383	23,540,957
Science Applications International Corp.	145,828	15,134,030
TransUnion Holding Co., Inc.	510,600	36,635,550
Verisk Analytics, Inc.	412,190	74,932,020
		502,894,209
Road & Rail - 0.9%
Avis Budget Group, Inc. (a)	67,746	13,551,910
Hertz Global Holdings, Inc. (a)	500,842	9,025,173
J.B. Hunt Transport Services, Inc.	218,674	41,340,320
Knight-Swift Transportation Holdings, Inc. Class A	413,869	24,459,658
Landstar System, Inc.	94,620	16,353,175
Old Dominion Freight Lines, Inc.	263,576	87,834,066
RXO, Inc. (a)	271,547	4,974,741
Ryder System, Inc.	128,872	12,166,806
Schneider National, Inc. Class B	143,285	3,797,053
U-Haul Holding Co. (b)	24,595	1,648,603
U-Haul Holding Co. (non-vtg.)	214,013	13,223,863
XPO, Inc. (a)	271,547	10,823,863
		239,199,231
Trading Companies & Distributors - 1.2%
Air Lease Corp. Class A	275,593	12,393,417
Core & Main, Inc. (a)(b)	189,066	4,172,687
Fastenal Co.	1,527,547	77,217,501
MSC Industrial Direct Co., Inc. Class A	122,568	10,136,374
SiteOne Landscape Supply, Inc. (a)	118,027	17,882,271
United Rentals, Inc.	185,299	81,707,594
Univar Solutions, Inc. (a)	426,532	14,706,823
W.W. Grainger, Inc.	119,566	70,481,766
Watsco, Inc. (b)	87,393	25,114,126
WESCO International, Inc. (a)	118,183	17,610,449
		331,423,008
TOTAL INDUSTRIALS		4,228,540,157
INFORMATION TECHNOLOGY - 15.4%
Communications Equipment - 1.1%
Arista Networks, Inc. (a)	652,980	82,288,540
Ciena Corp. (a)	390,885	20,333,838
F5, Inc. (a)	157,957	23,323,931
Juniper Networks, Inc.	847,835	27,385,071
Lumentum Holdings, Inc. (a)	180,686	10,873,683
Motorola Solutions, Inc.	436,955	112,301,805
Ubiquiti, Inc.	10,999	3,213,468
ViaSat, Inc. (a)	190,598	6,566,101
		286,286,437
Electronic Equipment & Components - 2.4%
Amphenol Corp. Class A	1,554,210	123,979,332
Arrow Electronics, Inc. (a)	162,510	19,093,300
Avnet, Inc.	241,244	11,068,275
CDW Corp.	358,769	70,329,487
Cognex Corp.	460,974	25,233,717
Coherent Corp. (a)	314,765	13,660,801
Corning, Inc.	2,003,645	69,346,153
IPG Photonics Corp. (a)	86,492	9,695,753
Jabil, Inc.	348,687	27,417,259
Keysight Technologies, Inc. (a)	475,604	85,299,577
Littelfuse, Inc.	64,124	16,459,990
National Instruments Corp.	346,906	18,732,924
TD SYNNEX Corp.	123,861	12,652,401
Teledyne Technologies, Inc. (a)	122,873	52,130,099
Trimble, Inc. (a)	653,206	37,925,140
Vontier Corp.	418,791	9,644,757
Zebra Technologies Corp. Class A (a)	136,911	43,288,520
		645,957,485
IT Services - 3.4%
Affirm Holdings, Inc. (a)(b)	577,135	9,343,816
Akamai Technologies, Inc. (a)	410,987	36,557,294
Amdocs Ltd.	320,469	29,460,715
Broadridge Financial Solutions, Inc.	309,594	46,550,554
Cloudflare, Inc. (a)	750,383	39,702,765
Concentrix Corp.	112,767	15,991,488
DXC Technology Co. (a)	610,251	17,532,511
EPAM Systems, Inc. (a)	145,631	48,444,152
Euronet Worldwide, Inc. (a)	125,271	14,115,536
FleetCor Technologies, Inc. (a)	190,504	39,779,140
Gartner, Inc. (a)	203,657	68,864,578
Genpact Ltd.	478,926	22,643,621
Global Payments, Inc.	712,140	80,272,421
Globant SA (a)	107,995	17,514,629
GoDaddy, Inc. (a)	415,154	34,096,598
Jack Henry & Associates, Inc.	192,554	34,677,050
Kyndryl Holdings, Inc. (a)	542,166	7,259,603
MongoDB, Inc. Class A (a)	175,945	37,689,178
Okta, Inc. (a)	401,350	29,543,374
Paychex, Inc.	856,033	99,179,983
Shift4 Payments, Inc. (a)	133,888	8,574,188
SS&C Technologies Holdings, Inc.	585,377	35,327,502
The Western Union Co.	1,020,773	14,464,353
Thoughtworks Holding, Inc. (a)	225,849	2,439,169
Toast, Inc. (a)	676,374	15,089,904
Twilio, Inc. Class A (a)	462,146	27,654,817
VeriSign, Inc. (a)	246,190	53,681,730
WEX, Inc. (a)	115,453	21,355,341
Wix.com Ltd. (a)	146,243	12,720,216
		920,526,226
Semiconductors & Semiconductor Equipment - 2.4%
Allegro MicroSystems LLC (a)	175,829	6,711,393
Cirrus Logic, Inc. (a)	145,354	13,138,548
Enphase Energy, Inc. (a)	347,307	76,886,824
Entegris, Inc.	393,749	31,779,482
First Solar, Inc. (a)	281,843	50,055,317
GlobalFoundries, Inc. (a)(b)	168,211	9,971,548
Lattice Semiconductor Corp. (a)	360,005	27,284,779
Microchip Technology, Inc.	1,412,582	109,644,615
MKS Instruments, Inc.	152,004	15,553,049
Monolithic Power Systems, Inc.	120,398	51,356,971
onsemi (a)	1,151,297	84,562,765
Qorvo, Inc. (a)	268,270	29,150,218
Skyworks Solutions, Inc.	426,695	46,795,641
Teradyne, Inc.	415,525	42,258,893
Universal Display Corp.	115,237	15,272,360
Wolfspeed, Inc. (a)(b)	326,679	25,157,550
		635,579,953
Software - 5.2%
Alteryx, Inc. Class A (a)(b)	159,279	8,838,392
ANSYS, Inc. (a)	230,799	61,475,622
AppLovin Corp. (a)(b)	580,558	7,373,087
Aspen Technology, Inc. (a)	71,518	14,214,203
Bentley Systems, Inc. Class B	447,274	17,466,050
Bill.Com Holdings, Inc. (a)	262,358	30,333,832
Black Knight, Inc. (a)	410,006	24,842,264
Cadence Design Systems, Inc. (a)	724,001	132,369,103
CCC Intelligent Solutions Holdings, Inc. Class A (a)(b)	453,321	4,193,219
Ceridian HCM Holding, Inc. (a)	363,052	26,241,399
Confluent, Inc. (a)	329,493	7,611,288
Coupa Software, Inc. (a)	199,600	15,952,032
Crowdstrike Holdings, Inc. (a)	557,938	59,085,634
Datadog, Inc. Class A (a)	704,489	52,702,822
DocuSign, Inc. (a)	524,141	31,783,910
Dolby Laboratories, Inc. Class A	161,878	12,879,014
DoubleVerify Holdings, Inc. (a)	194,519	5,288,972
Dropbox, Inc. Class A (a)	711,659	16,531,839
Dynatrace, Inc. (a)	527,661	20,278,012
Elastic NV (a)	205,279	12,078,616
Fair Isaac Corp. (a)	64,420	42,900,499
Five9, Inc. (a)	185,727	14,631,573
Fortinet, Inc. (a)	1,712,444	89,629,319
Gen Digital, Inc.	1,484,037	34,147,691
Guidewire Software, Inc. (a)	217,421	15,923,914
HubSpot, Inc. (a)	122,857	42,632,608
Informatica, Inc. (a)(b)	97,624	1,737,707
Jamf Holding Corp. (a)	175,509	3,487,364
Manhattan Associates, Inc. (a)	164,601	21,457,386
nCino, Inc. (a)(b)	184,728	5,283,221
NCR Corp. (a)	337,212	9,246,353
New Relic, Inc. (a)	141,346	8,629,173
Nutanix, Inc. Class A (a)	609,240	16,979,519
Palantir Technologies, Inc. (a)(b)	4,881,225	37,975,931
Paycom Software, Inc. (a)	135,834	44,002,066
Paycor HCM, Inc. (a)(b)	145,269	3,647,705
Paylocity Holding Corp. (a)	105,326	21,938,353
Pegasystems, Inc.	109,661	4,263,620
Procore Technologies, Inc. (a)(b)	188,638	10,554,296
PTC, Inc. (a)	279,439	37,690,732
RingCentral, Inc. (a)	226,033	8,822,068
SentinelOne, Inc. (a)	506,582	7,644,322
Smartsheet, Inc. (a)	337,285	14,574,085
Splunk, Inc. (a)	431,728	41,346,591
Synopsys, Inc. (a)	404,623	143,135,348
Teradata Corp. (a)	271,468	9,468,804
Tyler Technologies, Inc. (a)	109,178	35,239,383
UiPath, Inc. Class A (a)	1,000,031	15,360,476
Unity Software, Inc. (a)(b)	658,327	23,383,775
Zoom Video Communications, Inc. Class A (a)	670,117	50,258,775
Zscaler, Inc. (a)	223,913	27,801,038
		1,405,333,005
Technology Hardware, Storage & Peripherals - 0.9%
Dell Technologies, Inc.	670,323	27,228,520
Hewlett Packard Enterprise Co.	3,410,775	55,015,801
HP, Inc.	2,670,793	77,826,908
NetApp, Inc.	576,576	38,186,628
Pure Storage, Inc. Class A (a)	746,385	21,600,382
Western Digital Corp. (a)	843,359	37,065,628
		256,923,867
TOTAL INFORMATION TECHNOLOGY		4,150,606,973
MATERIALS - 6.5%
Chemicals - 3.3%
Albemarle Corp.	310,570	87,409,927
Ashland, Inc.	134,366	14,682,173
Axalta Coating Systems Ltd. (a)	585,737	17,630,684
Celanese Corp. Class A	287,325	35,398,440
CF Industries Holdings, Inc.	519,499	44,001,565
Corteva, Inc.	1,898,574	122,363,094
DuPont de Nemours, Inc.	1,330,842	98,415,766
Eastman Chemical Co.	317,285	27,975,018
Element Solutions, Inc.	598,071	12,248,494
FMC Corp.	334,187	44,490,315
Ginkgo Bioworks Holdings, Inc. Class A (a)(b)	2,316,608	4,517,386
Huntsman Corp.	483,616	15,325,791
International Flavors & Fragrances, Inc.	676,297	76,056,361
LyondellBasell Industries NV Class A	681,911	65,933,975
NewMarket Corp.	15,460	5,326,125
Olin Corp.	334,824	21,626,282
PPG Industries, Inc.	625,327	81,505,121
RPM International, Inc.	338,584	30,442,087
The Chemours Co. LLC	397,495	14,464,843
The Mosaic Co.	902,320	44,700,933
The Scotts Miracle-Gro Co. Class A (b)	107,065	7,729,022
Valvoline, Inc.	469,064	17,195,886
Westlake Corp.	87,547	10,746,394
		900,185,682
Construction Materials - 0.5%
Eagle Materials, Inc.	96,949	14,162,310
Martin Marietta Materials, Inc.	165,018	59,347,074
Vulcan Materials Co.	351,298	64,403,462
		137,912,846
Containers & Packaging - 1.4%
Amcor PLC	3,979,910	47,997,715
Aptargroup, Inc.	173,707	20,087,477
Ardagh Group SA (a)	38,734	415,616
Ardagh Metal Packaging SA (b)	395,597	2,223,255
Avery Dennison Corp.	216,022	40,923,208
Ball Corp.	818,264	47,655,695
Berry Global Group, Inc.	332,181	20,505,533
Crown Holdings, Inc.	305,353	26,919,920
Graphic Packaging Holding Co.	811,323	19,544,771
International Paper Co.	942,335	39,408,450
Packaging Corp. of America	242,106	34,548,526
Sealed Air Corp.	386,684	21,174,816
Silgan Holdings, Inc.	223,070	12,021,242
Sonoco Products Co.	258,140	15,774,935
WestRock Co.	672,381	26,384,230
		375,585,389
Metals & Mining - 1.2%
Alcoa Corp.	469,000	24,500,560
Cleveland-Cliffs, Inc. (a)	1,355,677	28,943,704
MP Materials Corp. (a)(b)	240,695	7,824,994
Nucor Corp.	680,438	115,007,631
Reliance Steel & Aluminum Co.	154,926	35,237,919
Royal Gold, Inc.	173,851	22,084,293
SSR Mining, Inc. (b)	546,482	9,257,405
Steel Dynamics, Inc.	441,701	53,286,809
United States Steel Corp.	615,791	17,543,886
		313,687,201
Paper & Forest Products - 0.1%
Louisiana-Pacific Corp.	188,541	12,837,757
TOTAL MATERIALS		1,740,208,875
REAL ESTATE - 7.7%
Equity Real Estate Investment Trusts (REITs) - 7.2%
Alexandria Real Estate Equities, Inc.	429,859	69,095,536
American Homes 4 Rent Class A	816,585	28,000,700
Americold Realty Trust	713,053	22,396,995
Apartment Income (REIT) Corp.	397,147	15,194,844
AvalonBay Communities, Inc.	370,640	65,766,362
Boston Properties, Inc.	415,800	30,993,732
Brixmor Property Group, Inc.	791,269	18,618,560
Camden Property Trust (SBI)	275,036	33,887,186
Cousins Properties, Inc.	400,648	10,985,768
CubeSmart	593,001	27,153,516
Douglas Emmett, Inc.	448,380	7,510,365
EastGroup Properties, Inc.	109,123	18,359,945
EPR Properties	196,395	8,342,860
Equity Lifestyle Properties, Inc.	471,183	33,821,516
Equity Residential (SBI)	982,671	62,547,009
Essex Property Trust, Inc.	172,439	38,983,285
Extra Space Storage, Inc.	351,580	55,489,871
Federal Realty Investment Trust (SBI)	212,933	23,748,417
First Industrial Realty Trust, Inc.	349,471	18,644,278
Gaming & Leisure Properties	647,764	34,694,240
Healthcare Trust of America, Inc.	1,005,851	21,655,972
Healthpeak Properties, Inc.	1,430,720	39,316,186
Highwoods Properties, Inc. (SBI)	275,583	8,369,456
Host Hotels & Resorts, Inc.	1,878,176	35,403,618
Hudson Pacific Properties, Inc.	364,963	4,156,929
Invitation Homes, Inc.	1,619,263	52,626,048
Iron Mountain, Inc.	765,879	41,801,676
JBG SMITH Properties	283,419	5,708,059
Kilroy Realty Corp.	308,313	12,653,166
Kimco Realty Corp.	1,602,447	35,990,960
Lamar Advertising Co. Class A	229,385	24,438,678
Life Storage, Inc.	223,174	24,111,719
Medical Properties Trust, Inc. (b)	1,575,560	20,403,502
Mid-America Apartment Communities, Inc.	304,625	50,787,080
National Retail Properties, Inc.	472,892	22,391,436
National Storage Affiliates Trust	225,210	9,188,568
Omega Healthcare Investors, Inc.	623,451	18,354,397
Park Hotels & Resorts, Inc.	591,279	8,697,714
Rayonier, Inc.	386,521	14,065,499
Realty Income Corp.	1,665,504	112,971,136
Regency Centers Corp.	454,616	30,291,064
Rexford Industrial Realty, Inc.	487,252	30,925,884
SBA Communications Corp. Class A	282,994	84,199,205
Simon Property Group, Inc.	865,668	111,203,711
SL Green Realty Corp.	169,811	6,987,723
Spirit Realty Capital, Inc.	369,165	16,198,960
Store Capital Corp.	673,991	21,709,250
Sun Communities, Inc.	322,789	50,632,683
UDR, Inc.	859,014	36,585,406
Ventas, Inc.	1,059,353	54,885,079
VICI Properties, Inc.	2,552,646	87,249,440
Vornado Realty Trust	468,071	11,416,252
Welltower, Inc.	1,255,389	94,204,391
Weyerhaeuser Co.	1,952,679	67,230,738
WP Carey, Inc.	547,075	46,791,325
		1,937,837,895
Real Estate Management & Development - 0.5%
CBRE Group, Inc. (a)	836,428	71,522,958
Howard Hughes Corp. (a)	97,169	8,306,978
Jones Lang LaSalle, Inc. (a)	126,636	23,411,197
Opendoor Technologies, Inc. (a)(b)	1,239,882	2,715,342
WeWork, Inc. (a)(b)	565,359	898,921
Zillow Group, Inc.:
Class A (a)	150,655	6,472,139
Class C (a)(b)	417,624	18,463,157
		131,790,692
TOTAL REAL ESTATE		2,069,628,587
UTILITIES - 5.6%
Electric Utilities - 2.7%
Alliant Energy Corp.	665,091	35,934,867
Avangrid, Inc. (b)	188,025	7,929,014
Constellation Energy Corp.	866,583	73,971,525
Edison International	997,747	68,744,768
Entergy Corp.	538,700	58,330,436
Evergy, Inc.	589,841	36,953,539
Eversource Energy	914,527	75,293,008
FirstEnergy Corp.	1,441,012	59,009,441
Hawaiian Electric Industries, Inc.	288,579	12,198,234
IDACORP, Inc.	133,503	14,125,952
NRG Energy, Inc.	607,835	20,800,114
OGE Energy Corp.	529,756	20,830,006
PG&E Corp. (a)	4,369,076	69,468,308
Pinnacle West Capital Corp.	299,493	22,327,203
PPL Corp.	1,955,654	57,887,358
Xcel Energy, Inc.	1,447,331	99,532,953
		733,336,726
Gas Utilities - 0.3%
Atmos Energy Corp.	366,142	43,036,331
National Fuel Gas Co.	232,515	13,499,821
UGI Corp.	555,400	22,121,582
		78,657,734
Independent Power and Renewable Electricity Producers - 0.3%
Brookfield Renewable Corp.	338,750	10,677,400
The AES Corp.	1,770,207	48,521,374
Vistra Corp.	1,042,288	24,035,161
		83,233,935
Multi-Utilities - 1.9%
Ameren Corp.	682,984	59,330,820
CenterPoint Energy, Inc.	1,671,986	50,360,218
CMS Energy Corp.	768,253	48,545,907
Consolidated Edison, Inc.	941,812	89,764,102
DTE Energy Co.	511,932	59,573,527
NiSource, Inc.	1,077,327	29,895,824
Public Service Enterprise Group, Inc.	1,321,423	81,835,726
WEC Energy Group, Inc.	837,495	78,716,155
		498,022,279
Water Utilities - 0.4%
American Water Works Co., Inc.	482,812	75,555,250
Essential Utilities, Inc.	613,929	28,688,902
		104,244,152
TOTAL UTILITIES		1,497,494,826
TOTAL COMMON STOCKS (Cost $22,404,199,685)		26,822,611,870

U.S. Treasury Obligations - 0.0%
	Principal Amount (c)	Value ($)
U.S. Treasury Bills, yield at date of purchase 4.65% 6/29/23 (d) (Cost $5,887,458)	6,000,000	5,887,356

Money Market Funds - 2.9%
	Shares	Value ($)
Fidelity Cash Central Fund 4.38% (e)	56,477,623	56,488,919
Fidelity Securities Lending Cash Central Fund 4.38% (e)(f)	727,518,911	727,591,663
TOTAL MONEY MARKET FUNDS (Cost $784,076,666)		784,080,582

TOTAL INVESTMENT IN SECURITIES - 102.7% (Cost $23,194,163,809)	27,612,579,808
NET OTHER ASSETS (LIABILITIES) - (2.7)%	(717,794,976)
NET ASSETS - 100.0%	26,894,784,832

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini S&P MidCap 400 Index Contracts (United States)	291	Mar 2023	77,490,390	5,017,326	5,017,326

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Amount is stated in United States dollars unless otherwise noted.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,635,442.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.38%	38,224,389	3,002,591,274	2,984,326,744	1,404,961	-	-	56,488,919	0.1%
Fidelity Securities Lending Cash Central Fund 4.38%	616,968,030	2,166,402,541	2,055,778,908	6,846,474	-	-	727,591,663	2.4%
Total	655,192,419	5,168,993,815	5,040,105,652	8,251,435	-	-	784,080,582

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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